LEASES - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases Disclosure [Abstract]
Future cash flows for leases not yet commenced to which lessee is committed	£ 70	£ 114
Net investment in finance lease	£ 54	£ 59